Intangible Assets (Details) - Schedule of change in the estimated useful lives of these development costs	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
4G Devices [Member]
Intangible Assets (Details) - Schedule of change in the estimated useful lives of these development costs [Line Items]
Useful Economic Life 2020	4 years
Useful Economic Life 2018			7 years
Amortization Method	Straight line
4G Devices [Member] | Minimum [Member]
Intangible Assets (Details) - Schedule of change in the estimated useful lives of these development costs [Line Items]
Useful Economic Life 2019		5 years
4G Devices [Member] | Maximum [Member]
Intangible Assets (Details) - Schedule of change in the estimated useful lives of these development costs [Line Items]
Useful Economic Life 2019		6 years
3G Devices [Member]
Intangible Assets (Details) - Schedule of change in the estimated useful lives of these development costs [Line Items]
Useful Economic Life 2020	5 years
Useful Economic Life 2019		5 years
Useful Economic Life 2018			11 years
Amortization Method	Straight line